SHARE CAPITAL	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 7 – COMMON SHARES:

On November 3, 2011, the Company entered into a consulting agreement with He Mu for business development and project management in China in exchange for 3,000,000 shares of common stock (the "Shares").  The Shares are restricted for thirty-six (36) months following their issuance and are being held in Escrow for the entire thirty-six (36) month restricted period. The escrowed shares are subject to a claw-back provision so that if the agreement is terminated for any reason prior to the completion of 36 months, the amount of 83,333 shares will be returned to the Company for each month of such early termination.

During October 2011, the Company issued 525,000 common shares of the Company to an investor for total consideration of $20 Thousand.

On May 22, 2011, the Company and Bluebird Finance & Projects Ltd ("Bluebird") entered into a financing consulting services agreement according to which Bluebird will assist the Company with evaluating potential projects, review agreements, search for potential financing parties, accompany the Company in financing activities, etc. The agreement shall be valid for a period of 24 months and can be terminated by either party subject to a written notice of 60 days in advance. In consideration for Bluebird services, the Company will pay a monthly retainer fee of 15,000 common shares of the Company. In addition, the Company shall pay Bluebird a success fee of 2% for each executed financing round with a minimum of $50 thousand. During the quarter ended December 31, 2011 the Company issued 75,000 common shares in respect of the above agreement.

On October 11, 2011, the Company and Bluebird signed an amendment for the May 22, 2011 agreement according to it, in order to incentivize Bluebird to expand and enhance its efforts on behalf of the Blue Sphere, the Company shall issue the Bluebird (1) additional 500,000 common shares of the company upon signing of the amendment to the agreement (2) additional 500,000 common shares upon receipt of an investment or debt of at least $5,000 thousands and (3) additional 500,000 common shares upon receipt of an additional investment or debt of at least $5,000 thousands (total amount received of $10,000 thousand). During the period ended December 31, 2011 the Company issued to Bluebird 500,000 common shares under the above amendment to the agreement. The shares to be issued under the above amendment would be restricted for a period of 12 months from the date of issuance.

NOTE 3	-	SHARE CAPITAL:

Common shares

The Company's shares are traded on the Over-The-Counter Bulletin Board.

Common stock confers on its investors the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends, if declared.

On March 3, the Company issued on a Private Placement Subscription Agreement of 1,000,000 units at a price of $0.50 per unit each unit consisting of one share of common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.50 per share. The gross proceeds in the amount of $500,000 have been received.

On July 13, 2010 the Company issued on a Private Placement Subscription Agreement of 1,000,000 units at a price of $0.50 per unit each unit consisting of one share of common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.60 per share. The gross proceeds in the amount of $500,000 have been received.

On January 10, 2011 the Company issued and delivered 2,300,000 shares of common stock to Green Logic Ltd. (“GL”), a company organized and existing under the laws of the state of Israel, in exchange for the non-exclusive provision of fund-raising and promotional services.  The Company also issued 1,000,000 additional shares of common stock to be delivered to GL subject to the satisfaction of certain subsequent conditions.  GL failed to fulfill such conditions.  Consequently the Company never delivered such shares to GL and is currently holding a certificate representing such 1,000,000 shares in GL’s name.

In March 2011, the Company entered an agreement with Green Logic Ltd. (“GL”) in which for consideration 2,500,000 common stock of the Company it received an amount of NIS 690,000 which will be paid to the Company in two installments and the rights to market and distribute in Europe a water heating technology based on magnetic induction

On July 28, 2011 the Board granted Mr. Mark Radom the Company's Chief Carbon Officer 4,500,000 common shares. The Shares will be restricted for a period of twenty-four months from issuance and will be held in Escrow from date of issuance.

On July 28, 2011 the Board granted Mr. Eliezer Weinberg and Mr. Shlomo Palas 4,200,000 common shares each for their contributions to the Company.

On July 28, 2011 we appointed Mr. Roy Amitzur. For his nomination he received inter alias 12,500,000 common shares of the Company. If Mr. Amizur resigns from the Company prior to July 25, 2013, he will forfeit a pro rata portion of his shares back to the Company the amount subject to forfeiture being equal to the number of days, which Mr. Amizur did not serve as Executive Vice-President out of the two year term of his management services agreement.

On August 23, 2011 the Company issued 1,075,000 common shares to Mr. Roy Amizur for his extraordinary contributions to the Company.,

On May 22, 2011 the Company signed a contract with Mr. Ran Cohen to issue him 300,000 common shares for Tax planning services. The agreement is for a year and the shares have been issued.

On June 16, 2011 the Company signed a retainer agreement with Mr. Ofer Raviv, an expert economist, in order to provide Registrant with project assessments and appraisal services for a period of 24 month. The Company issued 400,000 common shares which are held by an Escrow.

Following an agreement from September 9, 2011 with the Company legal consul Mr. Sunny Barkats the Company has issued 1,500,000 common shares for his services. On August 22, 2011 the Company Board of Directors issued him additional 2,550,000 common shares for his services; the shares were issued under S8.

On August 22, 2011 the Company issued 2,545, 055 common shares to Centurion as compensation for arranging a U.S. $20 million equity line of credit.

On August 31, 2011, the Company issued 1,308,325 common shares to Mr. Keshet, the Company's former chief operating officer who resigned from the Company, as compensation for his unpaid salries.